SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Summary of Property, Equipment and Software (Details)	12 Months Ended
Dec. 31, 2022
Electronic equipment | Minimum
Property, Equipment and Software
Property, Plant and Equipment, Useful lives	3 years
Electronic equipment | Maximum
Property, Equipment and Software
Property, Plant and Equipment, Useful lives	5 years
Leasehold improvement
Property, Equipment and Software
Property, Plant and Equipment, Estimated useful lives	Shorter of lease term or estimated useful life of the assets
Furniture and fixtures
Property, Equipment and Software
Property, Plant and Equipment, Useful lives	5 years
Motor vehicles | Minimum
Property, Equipment and Software
Property, Plant and Equipment, Useful lives	3 years
Motor vehicles | Maximum
Property, Equipment and Software
Property, Plant and Equipment, Useful lives	5 years
Software
Property, Equipment and Software
Property, Plant and Equipment, Useful lives	5 years